5. Income Taxes	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

The reconciliation of income tax provision (benefit) at the U.S. statutory rate of 34% for the nine months ended February 28, 2017 and for the year to May 31, 2016 to the Company’s effective tax rate is as follows:

	February 28, 2017	May 31, 2016

Income tax benefit at statutory rate	$9,724	$8,175
Change in valuation allowance	(9,724)	(8,175)
Income tax provision	$–	$–

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets as of February 28, 2017 and May 31, 2016 are as follows:

	February 28, 2017	May 31, 2016

Net Operating Loss	$24,365	$14,394
Valuation allowance	(24,365)	(14,394)
Net deferred tax asset	$–	$–

The Company has approximately $72,000 of net operating losses (“NOL”) carried forward to offset taxable income, if any, in future years which expire commencing in fiscal 2035. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.

The reconciliation of income tax provision (benefit) at the U.S. statutory rate of 34% for the year ended May 31, 2106 and for the year to May 31, 2015 to the Company’s effective tax rate is as follows:

	May 31, 2016	May 31, 2015

Income tax benefit at statutory rate	$8,175	$1,894
Change in valuation allowance	(8,175)	(1,894)
Income tax provision	$–	$–

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets as of May 31, 2016 and May 31, 2015 are as follows:

	May 31, 2016	May 31, 2015

Net Operating Loss	$14,394	$6,219
Valuation allowance	(14,394)	(6,219)
Net deferred tax asset	$–	$–

The Company has approximately $42,336 of net operating losses (“NOL”) carried forward to offset taxable income, if any, in future years which expire commencing in fiscal 2035. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized.